UMB FUND SERVICES, INC.
                        803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                  414.271.5885
                                Fax: 414.221.6966



November 1, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      UMB Scout Stock Fund, Inc. (multi-series)
         (File Nos. 2-79131; 811-3557)
         UMB Scout Worldwide Fund, Inc. (multi-series)
         (File Nos. 33-58070; 811-7472)
         UMB Scout Balanced Fund, Inc. (File Nos. 33-61123; 811-7323) UMB Scout Bond Fund, Inc. (File Nos. 2-79132; 811-3558)
         UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
         (File Nos. 333-40845; 811-8513)
         UMB Scout Money Market Fund, Inc. (File Nos. 2-78688; 811-3528) UMB Scout Tax-Free Money Market Fund, Inc.
         (File Nos. 2-79130; 811-3556)
         UMB Scout Funds (multi-series) (File Nos. 333-96461; 811-9813)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of the above registered management investment companies, that the form of Prospectus for the UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund and the Statement of Additional Information for the registered management investment companies listed above that would have been filed under Rule 497(c) does not differ from that contained in the Registration Statement on Form N-1A that was filed with the Commission on October 28, 2002.

Please contact the undersigned if you have any questions concerning this filing.

Sincerely,


/s/Constance Dye Shannon
Senior Counsel